LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP

VIA EDGAR

March 4, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the form of Prospectus and Statement of Additional Information for Legg Mason Partners International All Cap Opportunity Fund that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 88 to the Trust’s Registration Statement on Form N-1A filed on February 19, 2008. That Post-Effective Amendment became effective automatically pursuant to Rule 485(b) under the 1933 Act on February 28, 2008.

If you have any questions or comments, please do not hesitate to call me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Barbara Allen, Legg Mason